Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

12 - ACCRUED EXPENSES AND OTHER LIABILITIES

As of June 30, 2025 and 2024, accrued expenses and other liabilities consisted of the following:

	As of June 30,
	2025	2024
Accrued payroll and welfare	$1,039,450	$4,135,618
VAT and other taxes payable	667,606	601,034
Investment consideration payable	192,652	189,906
Accrued expenses	319,357	410,999
Interest payable	6,973	6,766
	$2,226,038	$5,344,323